Borrowings and leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) banks	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 42,000,000	€ 26,000,000
Interest expense on lease liabilities	10,000,000
Borrowings	13,140,000,000	7,187,000,000
Cash received from income on the cross currency swap	27,000,000	24,000,000	€ 36,000,000
Cash outflow for leases	149,000,000	120,000,000	€ 132,000,000
Multi-currency Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,950,000,000	€ 1,500,000,000
Number of credit facility banks | banks	13
Borrowings	€ 0